AB Unconstrained Bond Fund

Portfolio of Investments

July 31, 2020 (unaudited)

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - TREASURIES – 17.8%
United States – 17.8%
U.S. Treasury Bonds 3.00%, 02/15/2049	U.S.$	1,030	$1,486,097
U.S. Treasury Notes 1.625%, 05/15/2026(a)(b)		8,935	9,616,294

Total Governments - Treasuries (cost $10,266,293)			11,102,391

INFLATION-LINKED SECURITIES – 16.1%
United States – 16.1%

U.S. Treasury Inflation Index 0.375%, 01/15/2027 (TIPS)(a)(c) (cost $9,028,404)		9,131	10,041,283

COLLATERALIZED MORTGAGE OBLIGATIONS – 12.2%
Risk Share Floating Rate – 5.5%
Bellemeade Re Ltd. Series 2018-2A, Class M1B 1.522% (LIBOR 1 Month + 1.35%), 08/25/2028(d)(e)		110	109,043
Connecticut Avenue Securities Trust Series 2019-R02, Class 1M2 2.472% (LIBOR 1 Month + 2.30%), 08/25/2031(d)(e)		99	97,842
Eagle RE Ltd. Series 2018-1, Class M1 1.872% (LIBOR 1 Month + 1.70%), 11/25/2028(d)(e)		125	123,385
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2015-DNA1, Class B 9.372% (LIBOR 1 Month + 9.20%), 10/25/2027(d)		495	533,416
Series 2015-HQ1, Class B 10.922% (LIBOR 1 Month + 10.75%), 03/25/2025(d)		1,135	1,216,817
Federal National Mortgage Association Connecticut Avenue Securities Series 2015-C01, Class 1M2 4.472% (LIBOR 1 Month + 4.30%), 02/25/2025(d)		349	351,193
Series 2015-C02, Class 1M2 4.172% (LIBOR 1 Month + 4.00%), 05/25/2025(d)		431	432,517
Series 2015-C03, Class 1M2 5.172% (LIBOR 1 Month + 5.00%), 07/25/2025(d)		330	333,694
PMT Credit Risk Transfer Trust Series 2019-1R, Class A 2.166% (LIBOR 1 Month + 2.00%), 03/27/2024(d)(f)		254	238,050

			3,435,957

	Principal Amount (000)		U.S. $ Value

Non-Agency Fixed Rate – 4.8%
Alternative Loan Trust
Series 2005-86CB, Class A8 5.50%, 02/25/2036 U.S.$ 363			$300,750
Series 2006-24CB, Class A1 6.00%, 08/25/2036 586			464,674
Series 2006-J1, Class 1A11 5.50%, 02/25/2036 329			298,318
BCAP LLC Trust Series 2009-RR10, Class 10A2 6.00%, 01/26/2038 (f)		1,817	1,389,334
Morgan Stanley Mortgage Loan Trust Series 2007-6XS, Class 2A5S 6.00%, 02/25/2047		650	367,406
Residential Accredit Loans, Inc. Trust Series 2005-QA10, Class A31 4.474%, 09/25/2035		181	151,196

			2,971,678

Agency Fixed Rate – 1.5%
Federal National Mortgage Association REMICs Series 2016-26, Class IO 5.00%, 05/25/2046(g)		1,783	319,847
Series 2016-33, Class NI 5.00%, 07/25/2034(g)		3,458	638,028

			957,875

Non-Agency Floating Rate – 0.4%
Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-AR4, Class A2 0.362% (LIBOR 1 Month + 0.19%), 12/25/2036(d)		413	212,490

Total Collateralized Mortgage Obligations (cost $7,938,245)			7,578,000

CORPORATES - INVESTMENT GRADE – 4.8%
Financial Institutions – 2.6%
Banking – 0.6%
Goldman Sachs Group, Inc. (The) Series P 5.00%, 11/10/2022(h)		97	92,192
National Westminster Bank PLC 1.721% (EURIBOR 3 Month + 2.15%), 10/05/2020(d)(h)	EUR	200	212,058
Natwest Group PLC Series U 2.628% (LIBOR 3 Month + 2.32%), 09/30/2027(d)(h)	U.S.$	100	94,563

			398,813

Finance – 1.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.125%, 07/03/2023		180	180,304

	Principal Amount (000)		U.S. $ Value
Air Lease Corp.
2.25%, 01/15/2023	U.S.$	44	$43,488
3.00%, 02/01/2030		16	15,036
3.625%, 04/01/2027		12	11,845
3.875%, 07/03/2023		28	28,625
4.25%, 02/01/2024		120	124,152
Series G 3.75%, 06/01/2026		23	23,381
GE Capital Funding LLC 3.45%, 05/15/2025(e)		494	520,798

			947,629

Insurance – 0.5%
Nationwide Mutual Insurance Co. 9.375%, 08/15/2039(e)		165	278,849

			1,625,291

Industrial – 2.2%
Basic – 0.4%
Gold Fields Orogen Holdings BVI Ltd. 5.125%, 05/15/2024 (e)		223	242,722

Consumer Cyclical - Automotive – 0.5%
General Motors Co.
6.125%, 10/01/2025		31	36,256
6.80%, 10/01/2027		234	286,413

			322,669

Services – 0.5%
Expedia Group, Inc.
6.25%, 05/01/2025(e)		8	8,739
7.00%, 05/01/2025(e)		303	326,671

			335,410

Transportation - Airlines – 0.5%
Southwest Airlines Co. 5.25%, 05/04/2025		276	294,103

Transportation - Services – 0.3%
Aviation Capital Group LLC
2.875%, 01/20/2022(e)		20	19,666
3.50%, 11/01/2027(e)		25	22,386
3.875%, 05/01/2023(e)		76	74,540
4.125%, 08/01/2025(e)		3	2,864
4.875%, 10/01/2025(e)		43	42,058

			161,514

			1,356,418

Total Corporates - Investment Grade (cost $2,745,110)			2,981,709

Company	Shares		U.S. $ Value

INVESTMENT COMPANIES – 2.9%
Funds and Investment Trusts – 2.9%

iShares MSCI Emerging Markets ETF(i) (cost $1,734,630)		41,232	$1,784,933

	Principal Amount (000)

EMERGING MARKETS - SOVEREIGNS – 2.6%
Argentina – 0.4%
Argentine Republic Government International Bond 5.875%, 01/11/2028(j) (k) U.S.$		184	77,280
6.875%, 01/26/2027-01/11/2048(j) (k)		297	123,454
Series NY 3.75%, 12/31/2038(j) (k)		70	28,951

			229,685

Costa Rica – 0.5%
Costa Rica Government International Bond 7.158%, 03/12/2045 (e)		360	321,188

Ecuador – 0.2%
Ecuador Government International Bond 9.65%, 12/13/2026 (e) (j) (k)		275	139,219

Gabon – 0.6%
Gabon Government International Bond 6.95%, 06/16/2025(e)		360	353,137

Ivory Coast – 0.5%
Ivory Coast Government International Bond 6.625%, 03/22/2048(e)	EUR	310	324,540

Senegal – 0.4%
Senegal Government International Bond 6.75%, 03/13/2048(e)	U.S.$	235	222,663

Total Emerging Markets - Sovereigns (cost $1,849,798)			1,590,432

CORPORATES - NON-INVESTMENT GRADE – 2.0%
Industrial – 2.0%
Basic – 0.1%
Peabody Energy Corp. 6.00%, 03/31/2022(e)		55	32,852

Capital Goods – 0.1%
Griffon Corp. 5.75%, 03/01/2028(e)		9	9,314
Summit Materials LLC/Summit Materials Finance Corp. 5.25%, 01/15/2029(e)		4	4,149

	Principal Amount (000)		U.S. $ Value
Triumph Group, Inc. 7.75%, 08/15/2025	U.S.$	65	$42,044

			55,507

Communications - Media – 0.0%
iHeartCommunications, Inc. 8.375%, 05/01/2027		27	27,411

Communications - Telecommunications – 0.2%
GTT Communications, Inc. 7.875%, 12/31/2024(e)		16	8,916
Intelsat Jackson Holdings SA
5.50%, 08/01/2023(j)(k)		130	81,377
8.50%, 10/15/2024(e)(j)(k)		32	21,110
Intrado Corp. 8.50%, 10/15/2025(e)		11	9,318

			120,721

Consumer Cyclical - Automotive – 0.7%
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024(f)(j)(k)(l)(m)		98	4,917
(First Lien) 11.00%, 10/31/2024(f)(j)(k)(l)(m)		33	0
Ford Motor Co. 8.50%, 04/21/2023		376	417,495

			422,412

Consumer Cyclical - Entertainment – 0.0%
AMC Entertainment Holdings, Inc. 5.875%, 11/15/2026		30	8,400

Consumer Cyclical - Other – 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co. 6.75%, 08/01/2025(e)		38	38,737
Forestar Group, Inc. 8.00%, 04/15/2024(e)		23	24,764

			63,501

Consumer Cyclical - Retailers – 0.0%
Rite Aid Corp. 8.00%, 11/15/2026(e)		16	16,503

Consumer Non-Cyclical – 0.0%
Air Methods Corp. 8.00%, 05/15/2025(e)		7	4,895
Envision Healthcare Corp. 8.75%, 10/15/2026(e)		13	5,276
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 5.50%, 04/15/2025(e)		28	3,529

			13,700

	Principal Amount (000)		U.S. $ Value

Energy – 0.7%
Antero Resources Corp. 5.375%, 11/01/2021	U.S.$	52	$49,790
Callon Petroleum, Co. 6.25%, 04/15/2023		62	20,499
Denbury Resources, Inc. 9.25%, 03/31/2022(e)		43	18,223
Diamond Offshore Drilling, Inc.
4.875%, 11/01/2043(j)(k)		109	11,159
5.75%, 10/15/2039(j)(k)		45	4,897
EP Energy LLC/Everest Acquisition Finance, Inc.
7.75%, 09/01/2022(j)(k)		127	1
8.00%, 11/29/2024(e)(j)(k)		24	2
Gulfport Energy Corp.
6.00%, 10/15/2024		158	83,018
6.375%, 05/15/2025-01/15/2026		98	47,941
Occidental Petroleum Corp. 2.70%, 08/15/2022		121	117,041
Range Resources Corp. 5.875%, 07/01/2022		3	2,775
SandRidge Energy, Inc. 8.125%, 10/15/2022(j)(l)(m)		665	0
SM Energy Co. 6.125%, 11/15/2022		34	25,495
Transocean, Inc. 8.00%, 02/01/2027(e)		92	44,901
Whiting Petroleum Corp. 6.25%, 04/01/2023(j)(k)		20	3,600

			429,342

Services – 0.0%
ACE Cash Express, Inc. 12.00%, 12/15/2022(e)		8	5,783
Monitronics International, Inc. 0.00%, 04/01/2020(j)(l)(m)(n)		33	0
Sabre GLBL, Inc. 9.25%, 04/15/2025(e)		13	14,309

			20,092

Technology – 0.0%
Riverbed Technology, Inc. 8.875%, 03/01/2023(e)		14	8,581

Transportation - Services – 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 10.50%, 05/15/2025(e)		33	38,163

			1,257,185

	Principal Amount (000)		U.S. $ Value

Financial Institutions – 0.0%
Brokerage – 0.0%
Lehman Brothers Holdings, Inc. 0.00%, 05/25/2010-01/12/2012(j) (n)	U.S.$	875	$10,500

Total Corporates - Non-Investment Grade (cost $1,892,666)			1,267,685

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.5%
Non-Agency Fixed Rate CMBS – 0.8%
DBUBS Mortgage Trust Series 2011-LC2A, Class E 5.53%, 07/10/2044 (e)		600	471,064

Non-Agency Floating Rate CMBS – 0.7%
BHMS Series 2018-ATLS, Class A 1.425% (LIBOR 1 Month + 1.25%), 07/15/2035 (d) (f)		486	463,126

Total Commercial Mortgage-Backed Securities (cost $1,035,787)			934,190

ASSET-BACKED SECURITIES – 1.1%
Other ABS - Fixed Rate – 1.1%
DB Master Finance LLC Series 2017-1A, Class A2I 3.629%, 11/20/2047 (f)		70	72,676
SoFi Consumer Loan Program Trust Series 2018-1, Class R1 Zero Coupon, 02/25/2027 (f) (l) (m)		15	498,597
Wendy’s Funding LLC Series 2018-1A, Class A2I 3.573%, 03/15/2048 (e)		82	85,030

Total Asset-Backed Securities (cost $1,652,301)			656,303

BANK LOANS – 0.7%
Industrial – 0.7%
Basic – 0.0%
Nouryon Finance B.V. (fka AkzoNobel) 3.178% (LIBOR 1 Month + 3.00%), 10/01/2025(o)		17	16,258

Communications - Media – 0.1%
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.) 3.161% (LIBOR 1 Month + 3.00%), 05/01/2026(o)		50	46,461

Consumer Cyclical - Retailers – 0.1%
PetSmart, Inc. 5.00% (LIBOR 3 Month + 4.00%), 03/11/2022(o)		59	58,677

	Principal Amount (000)		U.S. $ Value

Consumer Non-Cyclical – 0.3%
BI-LO, LLC 9.00% (LIBOR 3 Month + 8.00%), 05/31/2024(o)	U.S.$	196	$195,020

Other Industrial – 0.1%
American Tire Distributors, Inc. 8.50% (LIBOR 1 Month + 7.50%), 09/02/2024(o)		32	25,109
American Tire Distributors, Inc. 8.50% (LIBOR 3 Month + 7.50%), 09/02/2024(o)		4	3,097
Dealer Tire, LLC 4.411% (LIBOR 1 Month + 4.25%), 12/12/2025(m)(o)		20	19,328

			47,534

Technology – 0.1%
Veritas US Inc. 5.50% (LIBOR 3 Month + 4.50%), 01/27/2023(o)		88	83,606

Total Bank Loans (cost $450,308)			447,556

QUASI-SOVEREIGNS – 0.4%
Quasi-Sovereign Bonds – 0.4%
Indonesia – 0.4%

Indonesia Asahan Aluminium Persero PT 4.75%, 05/15/2025 (e) (cost $226,832)		229	252,186

	Notional Amount

OPTIONS PURCHASED - PUTS – 0.2%
Swaptions – 0.2%
IRS Swaption Expiration: Sep 2020; Contracts: 12,860,000; Exercise Rate: 1.23%; Counterparty: JPMorgan Chase Bank, NA (j)	USD	12,860,000	31,432
IRS Swaption Expiration: Oct 2020; Contracts: 6,950,000; Exercise Rate: 1.02%; Counterparty: Bank of America, NA (j)		6,950,000	101,900

Total Options Purchased - Puts (premiums paid $838,246)			133,332

	Shares

COMMON STOCKS – 0.2%
Energy – 0.2%
Oil, Gas & Consumable Fuels – 0.2%
Golden Energy Offshore Services AS(j)		732,536	82,897
Paragon Offshore Ltd. - Class A(m)		3,303	330

Company	Shares		U.S. $ Value
Paragon Offshore Ltd. - Class B(m)		4,955	$22,297

			105,524

Consumer Discretionary – 0.0%
Auto Components – 0.0%
ATD New Holdings, Inc.(j) (m)		1,311	17,699
Exide Corp.(l) (m)		55,924	0

			17,699

Information Technology – 0.0%
Software – 0.0%
Monitronics International, Inc.(j)		613	2,507
Monitronics International, Inc.(j) (l) (m)		616	2,424

			4,931

Total Common Stocks (cost $1,395,601)			128,154

	Principal Amount (000)

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.2%
United States – 0.2%
Alameda Corridor Transportation Authority Series 1999C 6.60%, 10/01/2029 (cost $109,247)	U.S.$	100	127,805

EMERGING MARKETS - CORPORATE BONDS – 0.0%
Industrial – 0.0%
Consumer Non-Cyclical – 0.0%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018 (f) (j) (n) (cost $477,436)		804	8,040

	Shares

WARRANTS – 0.0%
Avaya Holdings Corp., expiring 12/15/2022(j)		4,331	4,937
iHeartMedia, Inc., expiring 05/01/2039(j)		29	215
SandRidge Energy, Inc., A-CW22, expiring 10/04/2022(j)		1,292	13
SandRidge Energy, Inc., B-CW22, expiring 10/04/2022(j)		544	8

Total Warrants (cost $1,156)			5,173

	Principal Amount (000)			U.S. $ Value

SHORT-TERM INVESTMENTS – 31.6%
U.S. Treasury Bills – 22.9%

U.S. Treasury Bill Zero Coupon, 08/04/2020-08/25/2020 (cost $14,249,398)	U.S.$	14,250		$14,249,347

	Shares

Investment Companies – 8.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.11%(i)(p)(q) (cost $5,219,337)		5,219,337		5,219,337

	Principal Amount (000)

Time Deposits – 0.3%
BBH Grand Cayman
(0.69)%, 08/03/2020	EUR	11		12,648
(0.20)%, 08/03/2020	NZD	0	**	140
0.00%, 08/03/2020	SGD	0	**	246
0.04%, 08/03/2020	CAD	3		2,021
JPMorgan Chase, New York 0.01%, 08/03/2020	U.S.$	203		203,273

Total Time Deposits (cost $218,328)				218,328

Total Short-Term Investments (cost $19,687,063)				19,687,012

Total Investments – 94.3% (cost $61,329,123)(r)				58,726,184
Other assets less liabilities – 5.7%				3,551,381

Net Assets – 100.0%				$62,277,565

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Canadian Bond Futures	36	September 2020	$4,157,826	$14,484
Euro STOXX 50 Index Futures	94	September 2020	3,536,081	12,765
Euro-Bund Futures	32	September 2020	6,691,510	125,569
Japan 10 Yr Bond (OSE) Futures	42	September 2020	60,455,718	176,798
S&P 500 E-Mini Futures	13	September 2020	2,121,275	23,227
U.S. T-Note 2 Yr (CBT) Futures	183	September 2020	40,440,141	32,016
U.S. T-Note 5 Yr (CBT) Futures	348	September 2020	43,891,500	439,781
U.S. Ultra Bond (CBT) Futures	26	September 2020	5,919,875	300,032
Sold Contracts
Euro-BOBL Futures	4	September 2020	637,224	(3,722)
Long Gilt Futures	106	September 2020	19,224,366	(163,717)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
NASDAQ 100 E-MINI Futures	23	September 2020	$5,009,630	$(591,703)
S&P 500 E-Mini Futures	5	September 2020	815,875	(66,046)
U.S. 10 Yr Ultra Futures	63	September 2020	10,032,750	(170,258)
U.S. T-Note 10 Yr (CBT) Futures	246	September 2020	34,459,219	(364,867)

				$(235,641)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Brown Brothers Harriman & Co.	EUR	1,176	USD	1,330	08/06/2020	$(55,901)
Brown Brothers Harriman & Co.	USD	489	EUR	433	08/06/2020	21,665
Brown Brothers Harriman & Co.	JPY	95,617	USD	892	08/07/2020	(11,354)
Brown Brothers Harriman & Co.	MXN	872	USD	39	08/07/2020	(312)
Brown Brothers Harriman & Co.	USD	889	JPY	96,181	08/07/2020	20,065
Brown Brothers Harriman & Co.	AUD	267	USD	185	08/13/2020	(5,374)
Brown Brothers Harriman & Co.	USD	184	AUD	268	08/13/2020	6,835
Brown Brothers Harriman & Co.	CHF	2,376	USD	2,463	08/28/2020	(137,260)
Brown Brothers Harriman & Co.	USD	1,217	CHF	1,157	08/28/2020	48,619
Brown Brothers Harriman & Co.	USD	38	ZAR	628	09/03/2020	(1,163)
Brown Brothers Harriman & Co.	USD	1,576	GBP	1,250	09/18/2020	60,612
Brown Brothers Harriman & Co.	USD	130	EUR	110	10/15/2020	(103)
Brown Brothers Harriman & Co.	NOK	1,817	USD	194	10/16/2020	(5,571)
Brown Brothers Harriman & Co.	SEK	1,192	USD	136	10/16/2020	329
Citibank, NA	BRL	1,950	USD	377	08/04/2020	3,658
Citibank, NA	USD	375	BRL	1,950	08/04/2020	(952)
Citibank, NA	USD	2,912	CAD	3,951	08/06/2020	37,389
Citibank, NA	USD	377	BRL	1,950	09/02/2020	(3,761)
Goldman Sachs Bank USA	BRL	845	USD	158	08/04/2020	(3,842)
Goldman Sachs Bank USA	USD	162	BRL	845	08/04/2020	(412)
Goldman Sachs Bank USA	CAD	8,674	USD	6,255	08/06/2020	(221,338)
Goldman Sachs Bank USA	MYR	11,249	USD	2,740	08/13/2020	82,880
Goldman Sachs Bank USA	USD	2,638	MYR	11,249	08/13/2020	19,257
Goldman Sachs Bank USA	USD	690	HUF	202,737	10/22/2020	3,558
HSBC Bank USA	USD	739	SEK	6,746	10/16/2020	30,365
Morgan Stanley Capital Services LLC	BRL	2,795	BRL	537	08/04/2020	1,364
Morgan Stanley Capital Services LLC	USD	514	BRL	2,795	08/04/2020	22,181
Morgan Stanley Capital Services LLC	EUR	19,639	USD	22,205	08/06/2020	(929,608)
Morgan Stanley Capital Services LLC	USD	750	EUR	646	08/06/2020	10,429
Morgan Stanley Capital Services LLC	JPY	180,337	USD	1,658	08/07/2020	(45,778)
Royal Bank of Scotland PLC	EUR	1,258	USD	1,418	08/06/2020	(63,045)

						$(1,116,568)

INTEREST RATE SWAPTIONS WRITTEN

Description	Index	Counter- Party	Strike Rate	Expiration Date		Notional Amount (000)	Premiums Received	Market Value
Call
OTC – 1 Year Interest Rate Swap	3 Month LIBOR	Bank of America, NA	0.52%	10/28/2020	USD	6,950	$225,136	$(99,235)
OTC – 1 Year Interest Rate Swap	3 Month LIBOR	JPMorgan Chase Bank, NA	0.23	09/23/2020	USD	12,860	552,980	(27,159)

							$778,116	$(126,394)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Assured Guaranty Municipal Corp., 06/20/2024*	(1.00)%	Quarterly	0.46%	USD	22,000	$(490,552)	$(259,815)	$(230,737)
Assured Guaranty Municipal Corp., 06/20/2025*	(1.00)	Quarterly	0.59	USD	62,000	(1,304,624)	374,691	(1,679,315)
Assured Guaranty Municipal Corp., 12/20/2024*	(1.00)	Quarterly	0.52	USD	15,000	(324,970)	(367,880)	42,910
Assured Guaranty Municipal Corp., 12/20/2024*	(1.00)	Quarterly	0.52	USD	22,000	(476,622)	(470,747)	(5,875)
Assured Guaranty Municipal Corp., 12/20/2024*	(1.00)	Quarterly	0.52	USD	25,000	(541,616)	(526,545)	(15,071)
Brazilian Government International Bond, 4.250%, 01/07/2025, 06/20/2024*	(1.00)	Quarterly	1.88	USD	25,000	800,165	871,740	(71,575)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Brazilian Government International Bond, 4.250%, 01/07/2025, 06/20/2025*	(1.00)%	Quarterly	2.16%	USD	25,000	$1,326,290	$1,994,665	$(668,375)
Brazilian Government International Bond, 4.250%, 01/07/2025, 12/20/2024*	(1.00)	Quarterly	2.02	USD	25,000	1,067,240	344,343	722,897
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	(5.00)	Quarterly	4.05	USD	5	1,135	1,045	90
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	(5.00)	Quarterly	4.05	USD	385	(10,295)	(17,070)	6,775
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	(5.00)	Quarterly	4.05	USD	640	38,433	27,027	11,406
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	(5.00)	Quarterly	4.05	USD	512	(20,594)	(29,668)	9,074
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	(5.00)	Quarterly	4.05	USD	464	(25,545)	(35,415)	9,870
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	(5.00)	Quarterly	4.05	USD	479	28,364	20,746	7,618
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	(5.00)	Quarterly	4.05	USD	256	18,291	14,535	3,756
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	(5.00)	Quarterly	4.05	USD	642	(17,137)	(25,989)	8,852
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	(5.00)	Quarterly	4.05	USD	383	(15,872)	(22,466)	6,594
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	(5.00)	Quarterly	4.05	USD	383	(29,649)	(35,483)	5,834
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	(5.00)	Quarterly	4.05	USD	199	9,560	6,691	2,869
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	(5.00)	Quarterly	4.05	USD	320	22,910	18,274	4,636
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	(5.00)	Quarterly	4.05	USD	41	(38,705)	(39,410)	705

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	(5.00)%	Quarterly	4.05%	USD	14	$13,000	$13,214	$(214)
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	(5.00)	Quarterly	4.05	USD	14	(11,444)	(11,665)	221
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	(5.00)	Quarterly	4.05	USD	35	6,583	6,186	397
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	(5.00)	Quarterly	4.05	USD	46	(50,830)	(51,672)	842
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	(5.00)	Quarterly	4.05	USD	20	(19,258)	(19,614)	356
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	(5.00)	Quarterly	4.05	USD	35	(268)	273	(541)
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	(5.00)	Quarterly	4.05	USD	21	(1,042)	(1,344)	302
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	(5.00)	Quarterly	4.05	USD	5	(921)	(1,087)	166
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	(5.00)	Quarterly	4.05	USD	6	(969)	(1,178)	209
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	(5.00)	Quarterly	4.05	USD	963	(52,960)	(73,610)	20,650
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	(5.00)	Quarterly	4.05	USD	384	(10,270)	(17,383)	7,113
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	(5.00)	Quarterly	4.05	USD	384	(14,990)	(21,667)	6,677
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	(5.00)	Quarterly	4.05	USD	4,950	(194,823)	(237,759)	42,936
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	(5.00)	Quarterly	4.05	USD	1,611	(63,406)	(88,647)	25,241
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	(5.00)	Quarterly	4.05	USD	7,875	(309,946)	(378,250)	68,304
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	(5.00)	Quarterly	4.05	USD	41	(6,450)	(7,367)	917

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	(5.00)%	Quarterly	4.05%	USD	41	$(1,730)	$(2,595)	$865
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	(5.00)	Quarterly	4.05	USD	102	11,056	12,716	(1,660)
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	(5.00)	Quarterly	4.05	USD	54	(1,686)	(2,835)	1,149
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	(5.00)	Quarterly	4.05	USD	68	(66,275)	(67,464)	1,189
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	(5.00)	Quarterly	4.05	USD	50	(49,193)	(50,184)	991
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	(5.00)	Quarterly	4.05	USD	50	5,319	6,103	(784)
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	(5.00)	Quarterly	4.05	USD	27	(29,413)	(29,907)	494
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	(5.00)	Quarterly	4.05	USD	41	13,000	12,893	107
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	(5.00)	Quarterly	4.05	USD	381	22,127	16,691	5,436
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	(5.00)	Quarterly	4.05	USD	41	(777)	(163)	(614)
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	(5.00)	Quarterly	4.05	USD	133	(18,809)	(21,072)	2,263
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	(5.00)	Quarterly	4.05	USD	34	(36,831)	(37,449)	618
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	(5.00)	Quarterly	4.05	USD	41	(6,460)	(7,334)	874
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	(5.00)	Quarterly	4.05	USD	127	5,918	3,765	2,153
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	(5.00)	Quarterly	4.05	USD	317	(20,433)	(25,423)	4,990
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	(5.00)	Quarterly	4.05	USD	443	31,596	25,058	6,538

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	(5.00)%	Quarterly	4.05%	USD	190	$11,005	$8,197	$2,808
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	(5.00)	Quarterly	4.05	USD	332	(14,184)	(20,119)	5,935
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	(5.00)	Quarterly	4.05	USD	57	(1,524)	(3,003)	1,479
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	(5.00)	Quarterly	4.05	USD	22	(18,238)	(18,548)	310
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	(5.00)	Quarterly	4.05	USD	57	(1,510)	(3,101)	1,591
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	(5.00)	Quarterly	4.05	USD	194	(7,424)	(10,290)	2,866
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	(5.00)	Quarterly	4.05	USD	53	(3,437)	(5,017)	1,580
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	(5.00)	Quarterly	4.05	USD	68	(10,811)	(11,992)	1,181
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	(5.00)	Quarterly	4.31	USD	6,825	(222,892)	429,323	(652,215)
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	(5.00)	Quarterly	4.31	USD	4,532	(148,000)	(88,600)	(59,400)
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	(5.00)	Quarterly	4.31	USD	23,478	(773,270)	(241,112)	(532,158)
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	(5.00)	Quarterly	4.31	USD	928	(30,313)	(45,516)	15,203
CDX-NAIG Series 31, 5 Year Index, 12/20/2023*	(1.00)	Quarterly	0.62	USD	22,180	(311,081)	(76,904)	(234,177)
CDX-NAIG Series 32, 5 Year Index, 06/20/2024*	(1.00)	Quarterly	0.64	USD	75,000	(1,132,789)	(1,304,858)	172,069
CDX-NAIG Series 32, 5 Year Index, 06/20/2024*	(1.00)	Quarterly	0.64	USD	21,400	(323,223)	(382,092)	58,869
CDX-NAIG Series 32, 5 Year Index, 06/20/2024*	(1.00)	Quarterly	0.64	USD	22,180	(335,004)	(286,827)	(48,177)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Chile Government International Bond, 3.875%, 08/05/2020, 06/20/2024*	(1.00)%	Quarterly	0.54%	USD	80,010	$(1,532,111)	$(1,419,760)	$(112,351)
Chile Government International Bond, 3.875%, 08/05/2020, 12/20/2024*	(1.00)	Quarterly	0.62	USD	30,010	(517,892)	(779,563)	261,671
Indonesia Government International Bond, 5.875%, 03/13/2020, 06/20/2024*	(1.00)	Quarterly	0.91	USD	20,000	(93,929)	49,813	(143,742)
Indonesia Government International Bond, 5.875%, 03/13/2020, 12/20/2024*	(1.00)	Quarterly	1.02	USD	20,000	16,524	(99,349)	115,873
iTraxx Australia Series 31, 5 Year Index, 06/20/2024*	(1.00)	Quarterly	0.55	USD	75,000	(1,396,648)	(625,908)	(770,740)
iTraxx Australia Series 32, 5 Year Index, 12/20/2024*	(1.00)	Quarterly	0.64	USD	75,000	(1,249,322)	(1,070,584)	(178,738)
iTraxx Australia Series 33, 5 Year Index, 06/20/2025*	(1.00)	Quarterly	0.76	USD	75,000	(956,491)	(683,381)	(273,110)
iTraxx Europe Crossover Series 31, 5 Year Index, 06/20/2024*	(5.00)	Quarterly	3.86	EUR	208	(11,242)	(20,006)	8,764
iTraxx Europe Crossover Series 31, 5 Year Index, 06/20/2024*	(5.00)	Quarterly	3.86	EUR	313	(16,890)	(29,563)	12,673
iTraxx Europe Crossover 31, 5 Year Index, 06/20/2024*	(5.00)	Quarterly	3.86	EUR	313	(16,890)	(30,063)	13,173

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
iTraxx Europe Crossover 31, 5 Year Index, 06/20/2024*	(5.00)%	Quarterly	3.86%	EUR	311	$(16,783)	$(29,432)	$12,649
iTraxx Europe Crossover Series 31, 5 Year Index, 06/20/2024*	(1.00)	Quarterly	0.49	EUR	42,950	(1,066,098)	(714,868)	(351,230)
iTraxx Europe Crossover Series 32, 5 Year Index, 12/20/2024*	(5.00)	Quarterly	3.57	EUR	29	(2,122)	237	(2,359)
iTraxx Europe Crossover Series 32, 5 Year Index, 12/20/2024*	(5.00)	Quarterly	3.57	EUR	62	(4,536)	1,270	(5,806)
iTraxx Europe Crossover Series 32, 5 Year Index, 12/20/2024*	(5.00)	Quarterly	3.57	EUR	37	(2,707)	1,660	(4,367)
iTraxx Europe Crossover Series 32, 5 Year Index, 12/20/2024*	(5.00)	Quarterly	3.57	EUR	37	(2,707)	978	(3,685)
iTraxx Europe Crossover Series 32, 5 Year Index, 12/20/2024*	(5.00)	Quarterly	3.57	EUR	37	(2,707)	244	(2,951)
iTraxx Europe Crossover Series 32, 5 Year Index, 12/20/2024*	(5.00)	Quarterly	3.57	EUR	38	(2,780)	236	(3,016)
iTraxx Europe Crossover Series 32, 5 Year Index, 12/20/2024*	(5.00)	Quarterly	3.57	EUR	920	(67,303)	(109,169)	41,866
iTraxx Europe Series 32, 5 Year Index, 12/20/2024*	(1.00)	Quarterly	0.57	EUR	15,000	(355,626)	(316,426)	(39,200)
Korea International Bond, 2.750%, 01/19/2027, 06/20/2024*	(1.00)	Quarterly	0.18	USD	84,590	(2,825,373)	(2,092,569)	(732,804)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Korea International Bond, 2.750%, 01/19/2027, 12/20/2024*	(1.00)%	Quarterly	0.20%	USD	24,590	$(885,770)	$(692,273)	$(193,497)
People’s Republic of China, 7.500%, 10/28/2027, 06/20/2024*	(1.00)	Quarterly	0.31	USD	62,560	(1,747,937)	(1,110,897)	(637,040)
People’s Republic of China, 7.500%, 10/28/2027, 06/20/2025*	(1.00)	Quarterly	0.44	USD	35,060	(999,910)	(667,848)	(332,062)
People’s Republic of China, 7.500%, 10/28/2027, 06/20/2025*	(1.00)	Quarterly	0.44	USD	1,960	(55,899)	(44,168)	(11,731)
People’s Republic of China, 7.500%, 10/28/2027, 06/20/2025*	(1.00)	Quarterly	0.44	USD	3,920	(111,798)	(92,174)	(19,624)
People’s Republic of China, 7.500%, 10/28/2027, 06/20/2025*	(1.00)	Quarterly	0.44	USD	1,959	(55,871)	(45,121)	(10,750)
People’s Republic of China, 7.500%, 10/28/2027, 06/20/2025*	(1.00)	Quarterly	0.44	USD	2,161	(61,632)	(53,062)	(8,570)
People’s Republic of China, 7.500%, 10/28/2027, 12/20/2024*	(1.00)	Quarterly	0.37	USD	35,060	(989,825)	(790,803)	(199,022)
Philippines Government International Bond, 10.625%, 03/16/2025, 06/20/2025*	(1.00)	Quarterly	0.57	USD	20,000	(443,544)	0	(443,544)
Philippines Government International Bond, 10.625%, 03/16/2025, 12/20/2024*	(1.00)	Quarterly	0.50	USD	20,000	(454,302)	(442,569)	(11,733)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Russian Government International Bond, 7.500%, 03/31/2030, 06/20/2025*	(1.00)%	Quarterly	1.04%	USD	10,000	$8,577	$499,391	$(490,814)
Russian Government International Bond, 7.500%, 03/31/2030, 12/20/2024*	(1.00)	Quarterly	0.94	USD	10,000	(29,301)	(66,143)	36,842
Sale Contracts
Assured Guaranty Municipal Corp., 06/20/2024*	1.00	Quarterly	0.46	USD	22,000	490,552	470,759	19,793
Assured Guaranty Municipal Corp., 12/20/2024*	1.00	Quarterly	0.52	USD	62,000	1,343,208	78,618	1,264,590
Brazilian Government International Bond, 4.250%, 01/07/2025, 06/20/2024*	1.00	Quarterly	1.88	USD	25,000	(800,165)	(177,679)	(622,486)
Brazilian Government International Bond, 4.250%, 01/07/2025, 06/20/2025*	1.00	Quarterly	2.16	USD	5,000	(265,258)	(296,958)	31,700
Brazilian Government International Bond, 4.250%, 01/07/2025, 06/20/2025*	1.00	Quarterly	2.16	USD	12,500	(663,145)	(699,715)	36,570
Brazilian Government International Bond, 4.250%, 01/07/2025, 12/20/2024*	1.00	Quarterly	2.02	USD	25,000	(1,067,240)	(1,647,855)	580,615
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	5.00	Quarterly	4.05	USD	1,612	63,442	70,487	(7,045)
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	0.05	Quarterly	4.05	USD	918	36,131	53,795	(17,664)
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	5.00	Quarterly	4.05	USD	21,501	846,242	968,186	(121,944)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	5.00%	Quarterly	4.31%	USD	5	$2,038	$2,056	$(18)
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	4.31	USD	103	86,124	88,326	(2,202)
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	4.31	USD	41	1,781	2,719	(938)
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	4.31	USD	41	1,781	2,672	(891)
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	4.31	USD	41	1,337	2,244	(907)
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	4.31	USD	68	49,708	50,594	(886)
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	4.31	USD	55	52,079	53,259	(1,180)
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	4.31	USD	50	47,294	48,357	(1,063)
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	4.31	USD	51	(3,663)	(2,645)	(1,018)
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	4.31	USD	27	26,000	26,497	(497)
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	4.31	USD	69	537	(360)	897
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	4.31	USD	41	38,920	39,627	(707)
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	4.31	USD	41	34,682	35,394	(712)
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	4.31	USD	22	705	1,087	(382)
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	4.31	USD	323	(16,946)	(11,001)	(5,945)
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	4.31	USD	41	39,223	39,956	(733)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00%	Quarterly	4.31%	USD	15	$(13,040)	$(13,171)	$131
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	4.31	USD	14	14,368	14,686	(318)
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	4.31	USD	34	24,216	24,556	(340)
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	4.31	USD	47	44,511	45,332	(821)
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	4.31	USD	20	3,037	3,468	(431)
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	4.31	USD	35	268	(195)	463
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	4.31	USD	21	911	1,280	(369)
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	4.31	USD	6	5,878	6,079	(201)
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	4.31	USD	6	6,525	6,769	(244)
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	4.31	USD	440	14,384	37,051	(22,667)
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	4.31	USD	433	14,146	36,763	(22,617)
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	4.31	USD	6,006	196,145	370,882	(174,737)
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	4.31	USD	23,478	766,748	(1,456,164)	2,222,912
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	4.31	USD	573	18,723	(50,709)	69,432
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	4.31	USD	12,121	395,856	(802,335)	1,198,191
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	4.31	USD	649	22,911	36,591	(13,680)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00%	Quarterly	4.31%	USD	387	$(24,952)	$(18,045)	$(6,907)
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	4.31	USD	387	(20,714)	(13,920)	(6,794)
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	4.31	USD	201	6,576	10,191	(3,615)
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	4.31	USD	35	28,626	29,243	(617)
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	4.31	USD	385	(25,314)	(18,358)	(6,956)
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	4.31	USD	134	17,884	20,581	(2,697)
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	4.31	USD	128	(9,732)	(7,192)	(2,540)
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	4.31	USD	320	(12,655)	(6,459)	(6,196)
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	4.31	USD	448	(28,344)	(20,128)	(8,216)
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	4.31	USD	192	3,888	7,318	(3,430)
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	4.31	USD	336	11,857	18,927	(7,070)
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	4.31	USD	197	6,192	9,692	(3,500)
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	4.31	USD	57	(3,798)	(1,992)	(1,806)
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	4.31	USD	57	(4,445)	(2,560)	(1,885)
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	4.31	USD	54	(106)	1,851	(1,957)
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	4.31	USD	390	12,749	21,396	(8,647)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00%	Quarterly	4.31%	USD	647	$(26,348)	$(11,513)	$(14,835)
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	4.31	USD	518	(33,386)	(21,840)	(11,546)
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	4.31	USD	470	(30,325)	(20,054)	(10,271)
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	4.31	USD	484	21,138	30,912	(9,774)
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	4.31	USD	258	(16,668)	(11,808)	(4,860)
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	4.31	USD	974	(50,966)	(29,448)	(21,518)
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	4.31	USD	389	12,246	21,240	(8,994)
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	4.31	USD	389	12,246	20,783	(8,537)
CDX-NAIG Series 31, 5 Year Index, 12/20/2023*	1.00	Quarterly	0.62	USD	22,180	311,081	304,072	7,009
CDX-NAIG Series 32, 5 Year Index, 06/20/2024*	1.00	Quarterly	0.64	USD	75,000	1,132,789	980,262	152,527
CDX-NAIG Series 32, 5 Year Index, 06/20/2024*	1.00	Quarterly	0.64	USD	43,580	658,226	757,745	(99,519)
Chile Government International Bond, 3.875%, 08/05/2020, 06/20/2024*	1.00	Quarterly	0.54	USD	50,000	957,450	1,312,182	(354,732)
Chile Government International Bond, 3.875%, 08/05/2020, 06/20/2024*	1.00	Quarterly	0.54	USD	30,010	574,662	753,016	(178,354)
Chile Government International Bond, 3.875%, 08/05/2020, 12/20/2024*	1.00	Quarterly	0.62	USD	10,010	172,746	186,924	(14,178)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Chile Government International Bond, 3.875%, 08/05/2020, 12/20/2024*	1.00%	Quarterly	0.62%	USD	20,000	$345,146	$406,133	$(60,987)
Indonesia Government International Bond, 3.070%, 03/13/2020, 12/20/2024*	1.00	Quarterly	1.02	USD	7,500	(6,197)	(39,797)	33,600
Indonesia Government International Bond, 5.875%, 03/13/2020, 06/20/2024*	1.00	Quarterly	0.91	USD	20,000	93,929	168,881	(74,952)
Indonesia Government International Bond, 5.875%, 03/13/2020, 12/20/2024*	1.00	Quarterly	1.02	USD	5,000	(4,131)	(42,298)	38,167
iTraxx Australia Series 31, 5 Year Index, 06/20/2024*	1.00	Quarterly	0.55	USD	75,000	1,396,648	1,200,632	196,016
iTraxx Australia Series 32, 5 Year Index, 12/20/2024*	1.00	Quarterly	0.64	USD	75,000	1,253,489	1,031,420	222,069
iTraxx Europe Crossover Series 31, 5 Year Index, 06/20/2024*	5.00	Quarterly	3.86	EUR	237	12,787	20,675	(7,888)
iTraxx Europe Crossover Series 31, 5 Year Index, 06/20/2024*	1.00	Quarterly	0.49	EUR	42,950	1,066,098	943,742	122,356
iTraxx Europe Crossover Series 31, 5 Year Index, 06/20/2024*	5.00	Quarterly	3.86	EUR	908	49,018	89,498	(40,480)
iTraxx Europe Crossover Series 32, 5 Year Index, 12/20/2024*	1.00	Quarterly	0.57	EUR	15,000	355,626	(157,740)	513,366

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
iTraxx Europe Crossover Series 32, 5 Year Index, 12/20/2024*	5.00%	Quarterly	3.57%	EUR	317	$23,190	$40,137	$(16,947)
iTraxx Europe Crossover Series 32, 5 Year Index, 12/20/2024*	5.00	Quarterly	3.57	EUR	317	23,190	39,578	(16,388)
iTraxx Europe Crossover Series 32, 5 Year Index, 12/20/2024*	5.00	Quarterly	3.57	EUR	211	15,436	26,663	(11,227)
iTraxx Europe Crossover Series 32, 5 Year Index, 12/20/2024*	5.00	Quarterly	3.57	EUR	315	23,044	39,327	(16,283)
iTraxx Europe Crossover Series 33, 5 Year Index, 06/20/2025*	5.00	Quarterly	3.75	EUR	30	2,104	(556)	2,660
iTraxx Europe Crossover Series 33, 5 Year Index, 06/20/2025*	5.00	Quarterly	3.75	EUR	63	4,419	(1,963)	6,382
iTraxx Europe Crossover Series 33, 5 Year Index, 06/20/2025*	5.00	Quarterly	3.75	EUR	39	2,736	(2,203)	4,939
iTraxx Europe Crossover Series 33, 5 Year Index, 06/20/2025*	5.00	Quarterly	3.75	EUR	39	2,736	(1,442)	4,178
iTraxx Europe Crossover Series 33, 5 Year Index, 06/20/2025*	5.00	Quarterly	3.75	EUR	39	2,736	(600)	3,336
iTraxx Europe Crossover Series 33, 5 Year Index, 06/20/2025*	5.00	Quarterly	3.75	EUR	30	2,104	(480)	2,584
Korea International Bond, 2.750%, 01/19/2027, 06/20/2024*	1.00	Quarterly	0.18	USD	24,590	821,325	653,183	168,142

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Korea International Bond, 2.750%, 01/19/2027, 06/20/2024*	1.00%	Quarterly	0.18%	USD	60,000	$2,004,047	$1,572,465	$431,582
Korea International Bond, 2.750%, 01/19/2027, 12/20/2024*	1.00	Quarterly	0.20	USD	24,590	885,770	822,136	63,634
People’s Republic of China, 7.500%, 10/28/2027, 06/20/2024*	1.00	Quarterly	0.31	USD	35,060	979,583	786,161	193,422
People’s Republic of China, 7.500%, 10/28/2027, 06/20/2024*	1.00	Quarterly	0.31	USD	27,500	768,355	620,578	147,777
People’s Republic of China, 7.500%, 10/28/2027, 06/20/2025*	1.00	Quarterly	0.44	USD	1,960	55,899	46,759	9,140
People’s Republic of China, 7.500%, 10/28/2027, 06/20/2025*	1.00	Quarterly	0.44	USD	3,920	111,798	93,519	18,279
People’s Republic of China, 7.500%, 10/28/2027, 06/20/2025*	1.00	Quarterly	0.44	USD	1,959	55,871	46,735	9,136
People’s Republic of China, 7.500%, 10/28/2027, 06/20/2025*	1.00	Quarterly	0.44	USD	2,161	61,632	51,555	10,077
People’s Republic of China, 7.500%, 10/28/2027, 12/20/2024*	1.00	Quarterly	0.37	USD	35,060	989,825	718,934	270,891
Philippines Government International Bond, 10.625%, 03/16/2025, 12/20/2024*	1.00	Quarterly	0.50	USD	20,000	454,302	101,802	352,500

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Russian Government International Bond, 7.500%, 03/31/2030, 12/20/2024*	1.00%	Quarterly	0.94%	USD	10,000	$29,301	$(402,381)	$431,682

						$(2,722,545)	$(2,114,456)	$(608,089)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
GBP	51,280	11/09/2020	6 Month LIBOR	1.220%	Semi-Annual/ Semi-Annual	$227,705	$—	$227,705
GBP	20,940	11/09/2023	1.460%	6 Month LIBOR	Semi-Annual/ Semi-Annual	(1,235,416)	—	(1,235,416)
USD	20,480	11/05/2024	1.530%	3 Month LIBOR	Quarterly/ Semi-Annual	(1,190,138)	—	(1,190,138)
CAD	25,996	01/14/2025	3 Month CDOR	1.950%	Semi-Annual/ Semi-Annual	1,114,239	—	1,114,239
CAD	31,514	03/24/2025	3 Month CDOR	0.9380%	Semi-Annual/ Semi-Annual	250,015	—	250,015
USD	19,670	04/14/2025	3 Month LIBOR	0.594%	Quarterly/ Semi-Annual	357,607	—	357,607
USD	81,600	06/09/2025	0.502%	3 Month LIBOR	Quarterly/ Semi-Annual	(1,013,497)	—	(1,013,497)
MXN	117,100	09/11/2026	4 Week TIIE	6.290%	Monthly/Monthly	350,706	—	350,706
USD	29,000	06/05/2027	0.558%	3 Month LIBOR	Quarterly/ Semi-Annual	(377,829)	—	(377,829)
CAD	5,488	01/14/2050	2.210%	3 Month CDOR	Semi-Annual/ Semi-Annual	(988,149)	—	(988,149)
USD	7,310	03/20/2050	1.086%	3 Month LIBOR	Quarterly/ Semi-Annual	(643,751)	—	(643,751)
USD	7,310	03/20/2050	3 Month LIBOR	1.086%	Quarterly/ Semi-Annual	650,849	614,740	36,109
USD	3,560	04/14/2050	0.969%	3 Month LIBOR	Quarterly/ Semi-Annual	(199,824)	—	(199,824)

						$(2,697,483)	$614,740	$(3,312,223)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency		Implied Credit Spread at July 31, 2020	Notional Amount (000)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Deutsche Bank AG iTraxx Japan Series 24, 5 Year Index, 12/20/2020*	(1.00)%	Quarterly	0.07%	JPY	3,720,370	$(170,117)	$(20,685)	$(149,432)
Sale Contracts
Barclays Bank PLC iTraxx Japan Series 24, 5 Year Index, 12/20/2020*	1.00	Quarterly	0.07	JPY	3,720,370	172,070	60,718	111,352
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 5/11/2063*	3.00	Monthly	2.28	USD	4,410	(1,432,442)	65,433	(1,497,875)
Deutsche Bank AG iTraxx Japan Series 32, 5 Year Index, 12/20/2024*	1.00	Quarterly	0.51	JPY	3,280,190	(700,719)	(493,541)	(207,178)
Goldman Sachs International iTraxx Japan Series 32, 5 Year Index, 12/20/2024*	1.00	Quarterly	0.51	JPY	3,280,190	700,719	382,114	318,605
iTraxx Japan Series 33, 5 Year Index, 06/20/2025*	1.00	Quarterly	2.28	JPY	3,280,190	(627,181)	(219,252)	(407,929)

						$(2,057,670)	$(225,213)	$(1,832,457)

*	Termination date

**	Principal amount less than 500.
(a)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(b)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open exchange-traded derivatives.
(c)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open centrally cleared swaps.
(d)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at July 31, 2020.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2020, the aggregate market value of these securities amounted to $4,347,915 or 7.0% of net assets.

(f)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 4.29% of net assets as of July 31, 2020, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
BCAP LLC Trust Series 2009-RR10, Class 10A2 6.00%, 01/26/2038	06/09/2015	$1,485,136	$1,389,334	2.23%
BHMS Series 2018-ATLS, Class A 1.425%, 07/15/2035	07/13/2018	486,299	463,126	0.74%
DB Master Finance LLC Series 2017-1A, Class A2I 3.629%, 11/20/2047	09/14/2017	70,380	72,676	0.12%
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024	05/24/2017	96,796	4,917	0.01%
Exide Technologies (First Lien) 11.00%, 10/31/2024	05/24/2017	28,115	0	0.00%
PMT Credit Risk Transfer Trust Series 2019-1R, Class A 2.166%, 03/27/2024	03/21/2019	253,596	238,050	0.38%
SoFi Consumer Loan Program Trust Series 2018-1, Class R1 Zero Coupon, 02/25/2027	02/01/2018	1,500,021	498,597	0.80%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018	01/23/2014	477,436	8,040	0.01%

(g)	IO - Interest Only.
(h)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(i)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(j)	Non-income producing security.
(k)	Defaulted.
(l)	Fair valued by the Adviser.
(m)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(n)	Defaulted matured security.
(o)	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at July 31, 2020.
(p)	The rate shown represents the 7-day yield as of period end.
(q)	Affiliated investments.
(r)

As of July 31, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $18,191,859 and gross unrealized depreciation of investments was $(27,248,054), resulting in net unrealized depreciation of $(9,056,195).

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

HUF – Hungarian Forint

JPY – Japanese Yen

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

SGD – Singapore Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

BOBL – Bundesobligationen

CBT – Chicago Board of Trade

CDOR – Canadian Dealer Offered Rate

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CDX-NAIG – North American Investment Grade Credit Default Swap Index

CMBS – Commercial Mortgage-Backed Securities

ETF – Exchange Traded Fund

EURIBOR – Euro Interbank Offered Rate

IRS – Interest Rate Swaption

LIBOR – London Interbank Offered Rate

MSCI – Morgan Stanley Capital International

NASDAQ – National Association of Securities Dealers Automated Quotations

OSE – Osaka Securities Exchange

REMICs – Real Estate Mortgage Investment Conduits

TIIE – Banco de México Equilibrium Interbank Interest Rate

TIPS – Treasury Inflation Protected Security

COUNTRY BREAKDOWN1

July 31, 2020 (unaudited)

61.7%	United States
0.6%	Gabon
0.6%	Ivory Coast
0.6%	Costa Rica
0.5%	United Kingdom
0.4%	Indonesia
0.4%	South Africa
0.4%	Argentina
0.4%	Senegal
0.3%	Ireland
0.2%	Ecuador
0.2%	Luxembourg
0.1%	Norway
0.1%	Other
33.5%	Short-Term

100.0%	Total Investments

[1]

All data are as of July 31, 2020. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.03% or less in the following: Brazil and Netherlands.

AB Unconstrained Bond Fund

July 31, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as a significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer.

Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2020:

Investments in Securities	Level 1	Level 2	Level 3		Total
Assets:
Governments - Treasuries	$-0-	$11,102,391	$-0-		$11,102,391
Inflation-Linked Securities	-0-	10,041,283	-0-		10,041,283
Collateralized Mortgage Obligations	-0-	7,578,000	-0-		7,578,000
Corporates - Investment Grade	-0-	2,981,709	-0-		2,981,709
Investment Companies	1,784,933	-0-	-0-		1,784,933
Emerging Markets - Sovereigns	-0-	1,590,432	-0-		1,590,432
Corporates - Non-Investment Grade	-0-	1,262,768	4,917	#	1,267,685
Commercial Mortgage-Backed Securities	-0-	934,190	-0-		934,190
Asset-Backed Securities	-0-	157,706	498,597		656,303
Bank Loans	-0-	428,228	19,328		447,556
Quasi-Sovereigns	-0-	252,186	-0-		252,186
Options Purchased - Puts	-0-	133,332	-0-		133,332
Common Stocks	2,507	82,897	42,750	#	128,154
Local Governments - US Municipal Bonds	-0-	127,805	-0-		127,805
Emerging Markets - Corporate Bonds	-0-	8,040	-0-		8,040
Warrants	5,173	-0-	-0-		5,173
Short-Term Investments:
U.S. Treasury Bills	-0-	14,249,347	-0-		14,249,347
Investment Companies	5,219,337	-0-	-0-		5,219,337
Time Deposits	-0-	218,328	-0-		218,328

Total Investments in Securities	7,011,950	51,148,642	565,592		58,726,184
Other Financial Instruments*:
Assets
Futures	1,111,907	12,765	-0-		1,124,672
Forward Currency Exchange Contracts	-0-	369,206	-0-		369,206
Centrally Cleared Credit Default Swaps	-0-	23,980,004	-0-		23,980,004
Centrally Cleared Interest Rate Swaps	-0-	2,951,121	-0-		2,951,121
Credit Default Swaps	-0-	872,789	-0-		872,789
Liabilities
Futures	(1,360,313)	-0-	-0-		(1,360,313)
Forward Currency Exchange Contracts	-0-	(1,485,774)	-0-		(1,485,774)
Interest Rate Swaptions Written	-0-	(126,394)	-0-		(126,394)
Centrally Cleared Credit Default Swaps	-0-	(26,702,549)	-0-		(26,702,549)
Centrally Cleared Interest Rate Swaps	-0-	(5,648,604)	-0-		(5,648,604)
Credit Default Swaps	-0-	(2,930,459)	-0-		(2,930,459)

Total	$6,763,544	$42,440,747	$565,592		$49,769,883

#	The Fund held securities with zero market value at period end.
*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended July 31, 2020 is as follows:

Fund	Market Value 10/31/19 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 7/31/20 (000)	Dividend Income (000)
Government Money Market Portfolio	$4,000	$125,317	$124,098	$5,219	$14